Form N-1A Supplement	May 04, 2026
Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement dated May 4, 2026, to the Prospectus and Summary Prospectus dated November 1, 2025